Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
10.	STOCK-BASED COMPENSATION
Amended 2016 Equity Incentive Plan
In 2016, the Company adopted the 2016 Equity Incentive Plan (as amended, the “2016 Plan”). The 2016 Plan provided for the issuance of restricted stock awards (“RSAs”), restricted stock units (“RSUs”), stock appreciation rights (“SARs”), incentive stock options,
non-qualified
stock options and other stock-based awards to employees and consultants of the Company and its affiliates and members of the Board of Directors of the Company (the “Board”). The number of shares of Class A common stock authorized for issuance under the 2016 Plan as of June 30, 2021 was 51,716,934. Only incentive stock options, non-qualified
stock options and RSUs were granted under the 2016 Plan.
On May 18, 2021, the Board approved the termination of the 2016 Plan, effective as of the date that the 2021 Equity Incentive Plan (the “2021 Plan”) became effective. Any remaining shares of common stock available for issuance under the 2016 Plan were added to the shares of our Class A common stock reserved for issuance under the 2021 Plan. Additionally, any shares of common stock subject to awards granted under the 2016 Plan that expire unexercised or are cancelled, terminated or forfeited in any manner without issuance of shares thereunder following the effective date of the 2021 Plan will become available for issuance under the 2021 Plan.
2021 Equity Incentive Plan and 2021 Employee Stock Purchase Plan
On May 18, 2021, the Board adopted and the stockholders of the Company approved the 2021 Plan and the 2021 Employee Stock Purchase Plan (the “ESPP”).
Upon adoption, 14,592,452 shares of the Company’s Class A common stock were reserved for future issuance under the 2021 Plan, which number consists of (a) 10,197,941 shares initially available for issuance and (b) an additional 4,394,511 shares previously reserved for but unissued under the 2016 Plan on the effective date of the 2021 Plan that are now available for issuance under the 2021 Plan. The 2021 Plan authorizes the granting of RSAs, RSUs, SARs, incentive stock options, non-qualified
stock options, dividend equivalents, and other stock or cash awards to employees and consultants of the Company and its subsidiaries and members of the Board.
In addition to the 2021 Plan, up to 1,605,647 shares of the Company’s Class A common stock may be issued under the ESPP, which has not yet been implemented.
All options and SARs granted under the 2021 Plan will generally expire ten years from the date of grant if not exercised. In the event of a termination of employment, any unvested portion of an award will generally be forfeited immediately. Any vested options or SARs may generally be exercised within three months, except for (i) instances of termination due to death or disability whereby any vested options may be exercised within one year and (ii) instances of termination “with cause” whereby any vested options or awards are forfeited immediately.
Shares that expire, lapse or are terminated, exchanged for or settled in cash, surrendered, repurchased or canceled under the 2021 Plan without having been exercised, or forfeited will become available for future awards under the 2021 Plan. In addition, shares of common stock that are tendered to the Company by a participant to satisfy the applicable exercise or purchase price of an award and/or to satisfy any applicable tax withholding obligation with respect to an award are added to the number of shares of common stock available for future awards. The 2021 Plan is administered by the Board with respect to awards to non-employee directors
and by the Compensation Committee of the Board with respect to other participants.
As of June 30, 2021, the number of shares available for issuance under the 2021 Plan was 13,285,050.
Stock Options
A summary of stock option activity under the 2016 Plan and 2021 Plan, is as follows:

	Stock Options Outstanding
	Number of Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2020	39,837,195	$3.49	8.87	$101
Granted	2,893,445	17.37
Exercised	(649,840)	0.88
Forfeited	(454,954)	1.22

Outstanding at June 30, 2021	41,625,846	$4.52	8.47	$1,897

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of June 30, 2021. As of June 30, 2021, the aggregate intrinsic value of stock options exercisable was $1.1 billion. The aggregate intrinsic value of stock options exercised during the six months ended June 30, 2021 was $9.3 million. There were no stock option exercises during the six months ended June 30, 2020.
The weighted-average grant date fair value per share of the Company’s stock options granted during the six months ended June 30, 2020 and 2021 was $2.83 and $9.08, respectively. The aggregate fair value of stock options vested during the six months ended June 30, 2020 and 2021 was $0.3 million and $41.6 million, respectively.
As of June 30, 2021, total unrecognized compensation cost related to unvested stock option awards was $88.4 million, to be recognized over a weighted-average period of 3.7 years.
Stock Option Modifications
During the three months ended June 30, 2021, the Board determined to accelerate the vesting of certain employee stock option awards, subject to and effective as of the closing of the Company’s IPO, and further subject to the employee’s continued service with the Company through the closing of the IPO, as described in our Prospectus. Upon the modification of the stock options, the Company determined no incremental fair value was required to be recorded as the awards would continue to vest both prior to and post modification and the modification of the stock options did not change award valuation inputs or assumptions. The Company recorded $32.8 million of expense as a result of the accelerated vesting of stock options.
Restricted Stock Awards and Restricted Stock Units
During the six months ended June 30, 2021, the Company granted 365,190 RSUs which vest upon the satisfaction of a four-year service condition (or, for RSUs granted to members of the Board, upon the earlier to occur of (i) the one-year
anniversary of the grant date and (ii) the date of the next annual meeting of the Company’s stockholders following the grant date) and 50,508 RSAs which vested upon grant.
During the six months ended December 31, 2020, the Company granted 5,410,440 RSUs which vest upon the satisfaction of both a service and a performance condition. The service condition for these awards is satisfied over four years. The performance condition is satisfied upon the occurrence of a qualifying event, generally defined as a change of control transaction or an initial public offering. The performance condition for these awards was satisfied in connection with the IPO. Upon the satisfaction of the performance condition, the Company recorded $16.0 million of stock-based compensation expense related to these awards and withheld 762,359 shares of common stock, based on the IPO price of $22 per share, to satisfy the tax remittances of approximately $16.8 million.
A summary of RSA and RSU activity under the 2016 Plan and 2021 Plan is as follows:

	Number of Shares	Weighted average grant date fair value per share
Unvested restricted stock at December 31, 2020	5,410,440	$4.51
Granted	415,698	31.76
Vested	(2,079,428)	5.44
Forfeited	(1,975)	31.76

Unvested restricted stock at June 30, 2021	3,744,735	$7.16

12. STOCK-BASED COMPENSATION
2016 Stock Incentive Plan
The Company’s 2016 Stock Incentive Plan (the “2016 Plan”) provides for the Company to issue restricted stock, RSUs, stock appreciation rights, incentive stock options, non-statutory
stock options and other stock-based awards to employees, officers, members of the Board of Directors (the “Board”), consultants and advisors of the Company.
All options and awards typically expire ten years from the date of grant if not exercised. In the event of a termination of employment, all unvested options will be forfeited immediately. Any vested options may be exercised within three months, depending on the circumstances of termination, and except for instances of termination “with cause” whereby any vested options or awards are forfeited immediately.
Shares that expire, are terminated, surrendered or canceled under the 2016 Plan without having been exercised are available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for future awards. The 2016 Plan is administered by the Board.
During the years ended December 31, 2019 and 2020, the Company granted stock options to purchase

672,120
and
25,928,154
shares of common stock, respectively. Also, during the year ended December 31, 2020, the Company granted
5,410,440
RSUs, which have both time-based and performance-based vesting conditions, all of which remain unvested as of December 31, 2020.
Under the Plan, up to 51,716,934 shares of common stock of the Company may be awarded through the granting of one or more of the following types of awards: (a) nonqualified stock options, (b) qualified stock options (c) RSU awards, (d) restricted stock awards and (e) stock appreciation rights. To date, the Company has granted nonqualified and qualified stock options with vesting periods of two to five years. The Company issues new common stock upon exercise of stock options. As of December 31, 2019 and 2020, the number of shares available for issuance under the Plan were 1,318,986 and 5,028,687, respectively.
Stock Option Valuation
The assumptions that the Company used to determine the grant date fair value of stock options granted were as follows, presented on a weighted-average basis:

	December 31,
	2019	2020
Risk free interest rate	1.81%	0.42%
Expected volatility	57%	44%
Expected dividend yield	0%	0%
Expected term (in years)	6.25	6.45
A summary of the stock option activity under the Plan, is as follows:

	Stock Options Outstanding
	Number of Shares	Weighted- Average Exercise Price (per share)	Weighted- Average Remaining Contractual Term (in years)
Outstanding at December 31, 2018	15,596,550	$0.83	9.25
Granted	672,120	0.46
Exercised	—	—
Forfeited	(707,400)	0.46

Outstanding at December 31, 2019	15,561,270	$0.83	8.28

Granted	25,928,154	4.89
Exercised	(1,391,868)	0.28
Forfeited	(260,361)	0.44

Outstanding at December 31, 2020	39,837,195	$3.49	8.87

Exercisable at December 31, 2019	7,597,683	$0.83	8.17

Exercisable at December 31, 2020	11,421,063	$1.27	7.45

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of the end of the period. As of December 31, 2019, the aggregate intrinsic value of stock options outstanding and stock options exercisable was $0.3 million and $0.2 million, respectively. As of December 31, 2020, the aggregate intrinsic value of stock options outstanding and stock options exercisable was $100.8 million and $54.3 million, respectively. The aggregate intrinsic value of stock options exercised during the year ended December 31, 2020 was $1.2 million. There were no exercises of stock options for the year ended December 31, 2019.
The weighted-average grant date fair values per share of the Company’s stock options granted during the years ended December 31, 2019 and 2020 was $0.25 and $3.53, respectively. The fair value of stock options vested during the years ended December 31, 2019 and 2020 was $0.2 million and $4.8 million, respectively.
As of December 31, 2020, total unrecognized compensation cost related to the unvested stock option awards was $86.7 million, to be recognized over a weighted-average period of 4.5 years.
Restricted Stock Units
In 2020, the Company granted a total of 5,410,440 RSUs to employees which vest upon the satisfaction of both a service and a performance condition. The service condition for these awards is satisfied over four years. The performance condition is satisfied upon the occurrence of a qualifying event, defined as a change of control transaction or an IPO. As the performance condition is not considered probable of occurring, through December 31, 2020, the Company had not recognized any stock-based compensation expense related to these awards.